Related Party Transactions and Balances (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Changzhou Hengmao [Member]
Related Party Transactions and Balances [Line Items]
Outstanding balance payable (in Dollars)	$ 13,820
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member] | Loan [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	4.00%
Shenzhen Star Cycling Network Technology Co., Ltd. [Member] | Loan [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	5.00%
Jiangsu Youdi Technology Co., Ltd. [Member] | Loan [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	5.00%